Operating Lease - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Rights of use lease assets	$ 215,164	$ 269,664
Operating lease liabilities	$ 222,772	$ 270,866
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1 year 8 months 26 days	2 years 2 months 26 days
Weighted average discount rate	5.00%	5.00%